Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 16—Related Party Transactions

On February 13, 2014, the Company loaned CEP III Chase Finance S.à r.l., an entity owned by Carlyle, and Mustang Intermediate Investments S.à r.l., an entity owned by Madison Dearborn Partners, each $1,677 to enable them to purchase 5.1% of the outstanding capital stock of CD Cartondruck GmbH. The notes bear interest at a rate of 2.0%, compounded annually, and had a maturity date of February 14, 2015. The loan had automatic renewal periods unless terminated through a written notice no less than four weeks prior to maturity. The $3,354 note receivable was recorded in other assets on the consolidated balance sheet as of June 30, 2015. On October 8, 2015, the Company purchased CD Cartondruck GmbH for the value of the note plus interest. The transaction was accounted for as an acquisition of noncontrolling interest and included in the statement of stockholders’ equity. As of October 8, 2015, the Company owns 100% of the outstanding capital stock of CD Cartondruck GmBH.

Note 19—Related Party Transactions

The Company previously maintained a management agreement with an affiliate of the Predecessor’s majority shareholder, which provided for quarterly payments equal to the greater of a fixed annual fee or a variable annual fee based upon the Company’s annual EBITDA. The management agreement was terminated on August 15, 2013 in connection with the Transaction (see Note 1).

Management fees and related expenses totaled $264 and $2,315 for the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013, respectively. The management agreement was terminated on August 15, 2013 in connection with the Transaction (see Note 1).

Also in connection with the Transaction, the Company paid fees of $3,500 and $4,000 to IPC and MDP, respectively. These amounts were recorded in transaction related expenses in the consolidated statement of operations and comprehensive income (loss) for the period from July 1, 2013 through August 14, 2013.

In connection with the Merger, the Company paid a fee of $5,000 to Carlyle. This amount was recorded in transaction related expenses in the consolidated statement of operations and comprehensive income (loss) for the period from August 15, 2013 through June 30, 2014.

On February 13, 2014 the Company loaned Lux Finco, a Carlyle owned entity, and Lux Newco, a MDP owned entity, each $1,677 to enable them to purchase 5.1% of the outstanding capital stock of CD Cartondruck GmbH, a MPS owned entity. The notes bear interest at a rate of 2.0%, compounded annually, and had a maturity date of February 14, 2015. The loan automatically renews for one year periods unless terminated through a written notice no less than four weeks prior to maturity. The $3,354 note receivable is recorded in other assets on the consolidated balance sheet as of June 30, 2015 and June 30, 2014.